Variable Interest Entity (Tables)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entity of Assets and Liabilities

The VIE’s assets and liabilities were as follows as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
	(Unaudited)
Total current assets	$24,529,924	$22,329,838
Property, plant and equipment	2,316,096	2,741,596
Intangible assets	-	46,079
Total assets	32,998,263	31,269,756
Intercompany payable to the WFOE	15,459,586	16,223,657
Total current liabilities	35,207,333	33,332,745
Total liabilities	35,207,333	33,332,745
Total equity	$(2,209,070)	$(2,062,989)